Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 15,699,562	$ 13,126,605
Short-term investments	12,952,597	13,317,882
Accounts receivable, net	5,748
Advances to suppliers, net	37,790
Prepayments and other current assets, net	103,519	63,074
Current assets held for sale associated with discontinued operation of Farlings and Bolings		713,715
Total current assets	28,799,216	27,221,277
NON-CURRENT ASSETS
Property, plant and equipment, net	2,363,989	657,124
Operating lease right-of-use assets	2,175,456
Non-current assets held for sale associated with discontinued operation of Farlings and Bolings		1,022,996
Total non-current assets	4,539,445	1,680,120
Total assets	33,338,661	28,901,397
CURRENT LIABILITIES:
Accounts payable	122,251	65,982
Advances from customers	183,173	295
Bank overdrafts	73,105	77,486
Taxes payable	14,681	9,290
Operating lease liabilities, current	486,121
Other current liabilities	2,859,061	166,025
Current liabilities held for sale associated with discontinued operation of Farlings and Bolings		828,764
Total current liabilities	4,200,435	3,389,044
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	1,738,371
Non-current liabilities held for sale associated with discontinued operation of Farlings and Bolings		463,196
Total liabilities	5,938,806	3,852,240
SHAREHOLDERS’ EQUITY:
Common shares ($0.02 par value; 50,000,000 shares authorized; 10,323,268 shares issued and outstanding at December 31, 2024 and 2023)	206,465	206,465
Additional paid-in capital	51,129,439	51,129,439
Accumulated deficit	(23,937,478)	(26,622,000)
Accumulated other comprehensive loss	(95,784)	(95,066)
Total TDH Holdings, Inc. shareholders’ equity	27,302,642	24,618,838
Non-controlling interest	97,213	430,319
Total shareholders’ equity	27,399,855	25,049,157
Total liabilities and shareholders’ equity	33,338,661	28,901,397
Related Party
CURRENT LIABILITIES:
Short-term loans - related parties	261,725	277,408
Due to related parties	200,318	$ 1,963,794
Other current liabilities	$ 200,000